Quarterly Holdings Report
for
Fidelity® High Dividend ETF
April 30, 2025
T17-NPRT3-0625
1.9880050.108
Common Stocks - 99.7%
	Shares	Value ($)
HONG KONG - 0.1%
Industrials - 0.1%
Industrial Conglomerates - 0.1%
Jardine Matheson Holdings Ltd (Singapore)	184,100	8,185,086
JAPAN - 0.4%
Consumer Discretionary - 0.4%
Automobiles - 0.4%
Yamaha Motor Co Ltd	2,129,100	16,747,407
NETHERLANDS - 2.0%
Financials - 1.9%
Banks - 1.9%
ABN AMRO Bank NV depository receipt (b)(c)	4,024,791	83,268,298
ABN AMRO Bank NV rights (d)(e)	3,972,063	3,386,432
		86,654,730
Industrials - 0.1%
Professional Services - 0.1%
Randstad NV	167,949	6,724,062
TOTAL NETHERLANDS		93,378,792
SINGAPORE - 0.1%
Industrials - 0.1%
Passenger Airlines - 0.1%
Singapore Airlines Ltd	1,553,100	7,981,390
SWEDEN - 1.6%
Financials - 1.6%
Banks - 1.6%
Svenska Handelsbanken AB A Shares	5,827,958	76,347,344
UNITED KINGDOM - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
CK Hutchison Holdings Ltd	1,477,000	8,342,373
UNITED STATES - 95.3%
Communication Services - 2.4%
Diversified Telecommunication Services - 0.3%
AT&T Inc	222,410	6,160,757
Verizon Communications Inc	131,532	5,795,300
		11,956,057
Entertainment - 0.2%
Electronic Arts Inc	14,454	2,097,131
Walt Disney Co/The	54,694	4,974,419
Warner Music Group Corp Class A	38,378	1,168,610
		8,240,160
Interactive Media & Services - 1.5%
Alphabet Inc Class A	268,647	42,661,144
Meta Platforms Inc Class A	55,306	30,362,994
		73,024,138
Media - 0.3%
Comcast Corp Class A	126,939	4,341,314
Fox Corp Class A	29,018	1,444,806
Interpublic Group of Cos Inc/The	49,180	1,235,402
New York Times Co/The Class A	26,759	1,393,074
News Corp Class A	51,382	1,393,480
Nexstar Media Group Inc	8,000	1,197,280
Omnicom Group Inc	17,990	1,370,118
Paramount Global Class B (f)	118,434	1,390,415
Sirius XM Holdings Inc	48,858	1,046,538
		14,812,427
Wireless Telecommunication Services - 0.1%
T-Mobile US Inc	16,608	4,101,345
TOTAL COMMUNICATION SERVICES		112,134,127

Consumer Discretionary - 3.9%
Automobiles - 1.0%
Ford Motor Co	1,822,185	18,240,072
General Motors Co	391,592	17,715,622
Stellantis NV (Italy)	1,288,752	11,925,009
		47,880,703
Hotels, Restaurants & Leisure - 0.9%
McDonald's Corp	83,899	26,818,316
Starbucks Corp	190,664	15,262,653
		42,080,969
Household Durables - 0.2%
Whirlpool Corp (f)	165,893	12,654,318
Specialty Retail - 1.5%
Home Depot Inc/The	76,196	27,467,896
Lowe's Cos Inc	85,448	19,102,755
TJX Cos Inc/The	174,474	22,451,314
		69,021,965
Textiles, Apparel & Luxury Goods - 0.3%
NIKE Inc Class B	268,580	15,147,912
TOTAL CONSUMER DISCRETIONARY		186,785,867

Consumer Staples - 14.1%
Beverages - 4.1%
Coca-Cola Co/The	1,500,809	108,883,693
PepsiCo Inc	623,461	84,528,842
		193,412,535
Food Products - 3.4%
Hershey Co/The	515,094	86,118,566
Kraft Heinz Co/The	2,637,560	76,752,996
		162,871,562
Household Products - 2.2%
Procter & Gamble Co/The	640,136	104,066,910
Tobacco - 4.4%
Altria Group Inc	1,542,246	91,223,851
Philip Morris International Inc	695,737	119,221,492
		210,445,343
TOTAL CONSUMER STAPLES		670,796,350

Energy - 9.5%
Oil, Gas & Consumable Fuels - 9.5%
Chevron Corp	557,642	75,872,771
Chord Energy Corp	573,336	51,732,107
Devon Energy Corp	1,900,155	57,783,714
Diamondback Energy Inc	398,178	52,563,478
EOG Resources Inc	541,897	59,787,496
Exxon Mobil Corp	958,210	101,215,722
Viper Energy Inc Class A	1,269,111	51,183,246
		450,138,534
Financials - 17.7%
Banks - 8.6%
Bank of America Corp	1,994,126	79,525,745
Citigroup Inc	1,001,093	68,454,739
JPMorgan Chase & Co	492,488	120,472,415
US Bancorp	1,537,697	62,030,697
Wells Fargo & Co	1,120,995	79,601,855
		410,085,451
Capital Markets - 4.0%
Blackstone Inc	442,933	58,338,705
CME Group Inc Class A	306,348	84,882,904
TPG Inc Class A (f)	1,047,771	48,668,963
		191,890,572
Financial Services - 2.5%
Visa Inc Class A	341,584	118,017,272
Mortgage Real Estate Investment Trusts (REITs) - 2.6%
AGNC Investment Corp	6,642,566	58,653,858
Annaly Capital Management Inc	3,280,322	64,294,311
		122,948,169
TOTAL FINANCIALS		842,941,464

Health Care - 3.8%
Biotechnology - 1.4%
AbbVie Inc	137,943	26,912,679
Amgen Inc	68,142	19,823,871
Gilead Sciences Inc	197,367	21,027,480
		67,764,030
Health Care Providers & Services - 1.0%
CVS Health Corp	322,327	21,502,434
UnitedHealth Group Inc	58,251	23,966,791
		45,469,225
Pharmaceuticals - 1.4%
Johnson & Johnson	177,855	27,800,515
Merck & Co Inc	255,553	21,773,116
Pfizer Inc	774,949	18,916,505
		68,490,136
TOTAL HEALTH CARE		181,723,391

Industrials - 1.8%
Aerospace & Defense - 0.7%
GE Aerospace	61,772	12,449,530
Lockheed Martin Corp	21,247	10,150,754
RTX Corp	88,640	11,180,163
		33,780,447
Air Freight & Logistics - 0.1%
United Parcel Service Inc Class B	82,704	7,881,691
Ground Transportation - 0.2%
Union Pacific Corp	44,331	9,560,423
Industrial Conglomerates - 0.2%
Honeywell International Inc	48,352	10,178,096
Machinery - 0.4%
Caterpillar Inc	31,872	9,857,053
PACCAR Inc	80,762	7,285,540
		17,142,593
Professional Services - 0.2%
Automatic Data Processing Inc	33,398	10,039,439
TOTAL INDUSTRIALS		88,582,689

Information Technology - 22.0%
Communications Equipment - 1.1%
Cisco Systems Inc	880,762	50,846,390
IT Services - 1.1%
IBM Corporation	207,727	50,232,543
Semiconductors & Semiconductor Equipment - 8.1%
Broadcom Inc	483,128	92,987,647
Microchip Technology Inc	747,835	34,460,237
NVIDIA Corp	1,979,995	215,661,056
Texas Instruments Inc	272,004	43,534,240
		386,643,180
Software - 5.0%
Microsoft Corp	599,814	237,082,482
Technology Hardware, Storage & Peripherals - 6.7%
Apple Inc	1,195,963	254,142,138
Dell Technologies Inc Class C	385,263	35,351,733
HP Inc	1,234,112	31,556,243
		321,050,114
TOTAL INFORMATION TECHNOLOGY		1,045,854,709

Real Estate - 10.0%
Health Care REITs - 0.9%
Omega Healthcare Investors Inc	1,149,223	44,877,158
Hotel & Resort REITs - 0.8%
Host Hotels & Resorts Inc	2,697,041	38,082,219
Industrial REITs - 1.0%
Prologis Inc	444,350	45,412,570
Retail REITs - 1.9%
Realty Income Corp	869,085	50,285,259
Simon Property Group Inc	267,717	42,133,301
		92,418,560
Specialized REITs - 5.4%
American Tower Corp	270,990	61,083,856
Crown Castle Inc	518,049	54,788,862
Gaming and Leisure Properties Inc	902,807	43,208,343
Public Storage Operating Co	156,532	47,026,909
VICI Properties Inc	1,533,808	49,112,532
		255,220,502
TOTAL REAL ESTATE		476,011,009

Utilities - 10.1%
Electric Utilities - 7.5%
American Electric Power Co Inc	658,028	71,290,754
Duke Energy Corp	601,383	73,380,754
Edison International	1,192,911	63,832,667
NextEra Energy Inc	1,058,397	70,785,591
Southern Co/The	820,511	75,396,756
		354,686,522
Independent Power and Renewable Electricity Producers - 1.2%
AES Corp/The	5,860,674	58,606,740
Multi-Utilities - 1.4%
Dominion Energy Inc	1,196,861	65,085,301
TOTAL UTILITIES		478,378,563

TOTAL UNITED STATES		4,533,346,703
TOTAL COMMON STOCKS (Cost $4,681,923,198)		4,744,329,095

U.S. Treasury Obligations - 0.0%
	Yield (%) (h)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (i) (Cost $392,711)	4.25	394,000	392,707

Money Market Funds - 1.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	4.33	7,849,180	7,850,750
Fidelity Securities Lending Cash Central Fund (j)(k)	4.33	53,650,212	53,655,577
TOTAL MONEY MARKET FUNDS (Cost $61,506,327)			61,506,327

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $4,743,822,236)	4,806,228,129
NET OTHER ASSETS (LIABILITIES) - (1.0)% (g)	(47,269,559)
NET ASSETS - 100.0%	4,758,958,570

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-Mini S&P 500 Index Contracts (United States)	47	Jun 2025	13,129,450	(88,748)	(88,748)

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $83,268,298 or 1.7% of net assets.

(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $83,268,298 or 1.7% of net assets.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Non-income producing
(f)	Security or a portion of the security is on loan at period end.
(g)	Includes $642,922 of cash collateral to cover margin requirements for futures contracts.
(h)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $392,707.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

At period end, the value of non-cash collateral for securities on loan amounted to $116,256.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,678,331	206,752,024	200,579,605	101,308	-	-	7,850,750	7,849,180	0.0%
Fidelity Securities Lending Cash Central Fund	4,974,275	211,275,285	162,593,983	136,919	-	-	53,655,577	53,650,212	0.2%
Total	6,652,606	418,027,309	363,173,588	238,227	-	-	61,506,327

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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